Consolidated Statements of Comprehensive Loss (Parentheticals) ¥ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Income Statement [Abstract]
Related party amount			¥ 845